Severance Indemnities and Pension Plans (Tables)	6 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021		2022
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥22,196	¥20,580	¥9,276	¥100	¥8,281	¥56
Interest cost on projected benefit obligation	6,081	7,131	5,575	264	7,667	340
Expected return on plan assets	(41,132)	(42,328)	(16,254)	(1,182)	(18,381)	(1,338)
Amortization of net actuarial loss (gain)	137	346	3,215	73	3,896	(77)
Amortization of prior service cost	(629)	(650)	(1,343)	(189)	(1,607)	(212)
Gain on settlements and curtailment	(2,632)	(2,121)	—	—	—	—
Net periodic benefit cost (income)	¥(15,979)	¥(17,042)	¥469	¥(934)	¥(144)	¥(1,231)